401(k) Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Percentage of participating employees under the plan	15.00%		15.00%
Percentage of Company contribution	50.00%		50.00%
Percentage of maximum contribution by employer	6.00%		6.00%
Company matching contributions	$ 145	$ 133	$ 179	$ 220